Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 128,518	$ 5,387	$ 31,304	$ 70,903
Total revenue	128,518	5,387	31,304	70,903
Operating expenses:
Research and development	349,586	232,889	896,899	757,267
General and administrative	481,320	464,039	2,937,425	4,074,187
Advertising and marketing	8,725	33,026	92,688	192,747
Legal and professional	218,420	205,651	625,957	464,930
Impairment expense				685,666
Total operating expenses	1,058,051	935,605	4,552,969	6,174,797
Loss from operations	(929,533)	(930,218)	(4,521,665)	(6,103,894)
Other expense:
Interest expense	(24,682)	(6,879)	(73,890)	(43,169)
Total other expense	(24,682)	(6,879)	(73,890)	(43,169)
Net loss	$ (954,215)	$ (937,097)	(4,595,555)	(6,147,063)
Deemed dividend
Common stock dividend			(1,011,803)
Net loss available to common shareholders			$ (5,607,358)	$ (6,147,063)
Net loss per common share:
Basic	$ (0.03)	$ (0.03)	$ (0.17)	$ (0.22)
Diluted	$ (0.03)	$ (0.03)	$ (0.17)	$ (0.22)
Weighted average common shares outstanding:
Basic	37,790,943	33,046,016	33,883,019	28,546,287
Diluted	37,790,943	33,046,016	33,883,019	28,546,287